CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 3,647,072	$ 1,905,357
Other receivables	107,634	231,053
Prepaid expenses and deposits	55,314	15,290
Investments	210,708	459,080
Inventory	53,012	52,133
Digital assets - restricted	0	1,601,865
Digital assets	5,887,655	2,213,575
Total current assets	9,961,395	6,478,353
Non-current assets
Equipment, net	61,943	67,029
Right-of-use asset, net	63,943	102,320
Intangible assets, net	4,304,604	4,513,207
Total assets	14,391,885	11,160,909
Current liabilities
Trade and other payables	3,379,857	4,182,083
Lease obligations	64,922	103,165
Warrants liability	2,227,505	0
Derivative liabilities	1,726,994	0
Notes payable	300,549	1,300,549
Convertible debentures	597,843	472,497
Total current liabilities	8,297,670	6,058,294
Total liabilities	8,297,670	6,058,294
SHAREHOLDERS' EQUITY
Warrants	0	10,009
Contributed surplus	34,754,607	35,405,812
Foreign exchange translation reserve	269,795	91,533
Accumulated deficit	(215,099,436)	(198,286,170)
Equity attributable to shareholders of the Company	7,949,309	6,924,475
Non-controlling interests	(1,855,094)	(1,821,860)
Shareholders equity	6,094,215	5,102,615
Total liabilities and shareholders’ equity	14,391,885	11,160,909
Class A Shares
SHAREHOLDERS' EQUITY
Class A Multiple Voting Shares to be issued	152,247	152,247
Shareholders equity	152,247	152,247
Class B Subordinate Shares
SHAREHOLDERS' EQUITY
Share capital	$ 187,872,096	$ 169,551,044